DEBT	12 Months Ended
Dec. 31, 2011
DEBT

4. DEBT

Debt at December 31 consisted of:

	2011		2010
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.375% Senior Notes due 2012 (issued: $350.0, December 2001)	$350.0	$350.5	$349.6	$369.3
7% Notes due 2013 (issued: $150.0, October 1993)	149.7	162.4	149.6	165.0
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	497.0	525.3	0	0
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	295.0	364.4	294.8	329.9
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	394.4	492.4	394.2	433.3
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (issued: $1,000.0, June 2007; outstanding: $762.1 and $777.1)	756.0	769.7	770.0	808.2

Total	$2,442.1	$2,664.7	$1,958.2	$2,105.7

All of the outstanding debt was issued by The Progressive Corporation. Debt includes amounts we have borrowed and contributed to the capital of our insurance subsidiaries or used, or have available for use, for other business purposes. Fair values are obtained from external sources. There are no restrictive financial covenants or credit rating triggers on our debt.

Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and the interest will be payable quarterly.

In September 2011, we entered into an agreement with The Bank of New York Mellon Trust Company, N.A., as trustee, modifying the terms of the 6.70% Debentures. Pursuant to that agreement, among other changes, we surrendered our right to temporarily defer the payment of interest on the 6.70% Debentures and terminated a related obligation to reserve 250 million of our unissued common shares as a source of potential funding to pay any such deferred interest. The changes were effective immediately upon execution of the agreement. Prior to this time, and subject to certain conditions, we had the right to defer the payment of interest on the 6.70% Debentures for one or more periods not exceeding ten consecutive years each.

Except for the 6.70% Debentures, all principal is due at the maturity stated in the table above. The 6.70% Debentures will become due on June 15, 2037, the scheduled maturity date, but only to the extent that we have received sufficient net proceeds from the sale of certain qualifying capital securities. We must use our commercially reasonable efforts, subject to certain market disruption events, to sell enough qualifying capital securities to permit repayment of the 6.70% Debentures in full on the scheduled maturity date or, if sufficient proceeds are not realized from the sale of such qualifying capital securities by such date, on each interest payment date thereafter. Any remaining outstanding principal will be due on June 15, 2067, the final maturity date.

The 7% Notes are noncallable. The 6.375% Senior Notes, the 3.75% Senior Notes, the 6 5/8% Senior Notes, and the 6.25% Senior Notes (collectively, “Senior Notes”) may be redeemed in whole or in part at any time, at our option, subject to a “make-whole” provision. The 6.70% Debentures may be redeemed, in whole or in part, at any time: (a) prior to June 15, 2017, at a redemption price equal to the greater of (i) 100% of the principal amount of the 6.70% Debentures being redeemed, or (ii) a “make-whole” amount, in each case plus any accrued and unpaid interest; or (b) on or after June 15, 2017, at a redemption price equal to 100% of the principal amount of the 6.70% Debentures being redeemed, plus any accrued and unpaid interest.

During 2011, we repurchased $15.0 million in aggregate principal amount of our 6.70% Debentures at or near par in the open market. As a result, our debt under these Debentures was extinguished and we incurred a net loss of $0.1 million.

In June 2010, we commenced an offer to purchase for cash (the “Tender Offer”) up to $350 million in aggregate principal amount of our 6.70% Debentures. The Tender Offer expired on July 8, 2010. We received valid tenders from holders of the 6.70% Debentures in the aggregate principal amount of $222.9 million. All of the tendering holders validly tendered by the early tender date of June 23, 2010, and received consideration of $950 per $1,000 principal amount of the 6.70% Debentures accepted for purchase, which included an early tender payment of $50 per $1,000 principal amount of 6.70% Debentures accepted. We recognized a net gain on this debt extinguishment of $6.4 million, after deducting expenses and fees associated with the Tender Offer and related Consent Solicitation discussed below.

As a condition of the Tender Offer, we solicited consents (the “Consent Solicitation”) from the holders of our 6.25% Senior Notes to terminate the Replacement Capital Covenant (the “RCC”) relating to the 6.25% Senior Notes. The RCC was originally entered into by Progressive in June 2007 for the benefit of the holders of the 6.25% Senior Notes in connection with the issuance of the 6.70% Debentures. Under the RCC, we agreed that we would not repay, redeem, defease, or purchase all or any part of the 6.70% Debentures before June 15, 2047, unless Progressive was to obtain a specified portion of the funds used in the transaction through the sale of its common shares or certain other equity or equity-like securities. The RCC was terminated on June 23, 2010, the expiration date of the Consent Solicitation, at which time we had received the consent of holders of a majority of the outstanding aggregate principal amount of the 6.25% Senior Notes. Those holders who validly delivered their consent by the expiration date received a consent fee of $5.00 for each $1,000 principal amount of their 6.25% Senior Notes.

Prior to issuance of the Senior Notes and 6.70% Debentures, we entered into forecasted debt issuance hedges against possible rises in interest rates. Upon issuance of the applicable debt securities, the hedges were closed and we recognized unrealized gains (losses) as part of accumulated other comprehensive income. The original unrealized gain (loss) and the unamortized balance at December 31, 2011, on a pretax basis, of these hedges, were as follows:

(millions)	Original Unrealized Gain (Loss)	Unamortized Balance at December 31, 2011
6.375% Senior Notes	$18.4	$.2
3.75% Senior Notes	(5.1)	(5.0)
6 5/8% Senior Notes	(4.2)	(3.5)
6.25% Senior Notes	5.1	4.4
6.70% Debentures	34.4	16.1

The gains (losses) on these hedges are deferred and are being amortized as adjustments to interest expense over the life of the related Senior Notes, and over the 10-year fixed interest rate term for the 6.70% Debentures. In addition to this amortization, during 2011 and 2010, we reclassified $0.3 million and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods.

On December 31, 2011, we entered into an amendment to the 364-Day Secured Liquidity Credit Facility Agreement (“Credit Facility Agreement”) with PNC Bank, National Association (PNC), which extended the expiration date of our outstanding credit facility agreement until December 31, 2012, unless earlier terminated pursuant to the terms of the agreement. Under this agreement, we may borrow up to $125 million, which may be increased to $150 million at our request but subject to PNC’s discretion. The purpose of the credit facility is to provide liquidity in the event of disruptions in our cash management operations, such as disruptions in the financial markets or related facilities that affect our ability to transfer or receive funds. Under this credit facility, we may borrow funds, on a revolving basis, either in the form of Eurodollar Loans or Base Rate Loans. Eurodollar Loans will bear interest at one-, two-, three-, or six-month LIBOR (as selected by us) plus 50 basis points for the selected period. Base Rate Loans will bear daily interest at the greater of (a) PNC’s prime rate for such day, (b) the federal funds effective rate for such day plus 1/2% per annum, or (c) one-month LIBOR plus 2% per annum. Any borrowings under this agreement will be secured by a lien on certain marketable securities held in our investment portfolio. Facility fees of $25,000 and $62,500 in 2011 and 2010, respectively, were paid as consideration for this revolving agreement. In addition, in 2011 and 2010, we had $125 million on deposit in an interest-bearing account at PNC, which was transferred to an FDIC-insured, non-interest bearing account in January 2012, to provide us with additional cash availability in the event of such disruption to our cash management operations. Our access to these funds is unrestricted. However, if we withdraw funds from this account for any reason other than in connection with a disruption in our cash management operations, the availability of borrowings under the PNC credit facility will be reduced on a dollar-for-dollar basis until such time as we replenish the funds to the deposit account. There are no rating triggers under the credit agreement. We had no borrowings under this arrangement in 2011 or 2010.

Aggregate principal payments on debt outstanding at December 31, 2011, is as follows:

(millions) Year	Payments
2012	$350.0
2013	150.0
2014	0
2015	0
2016	0
Thereafter	1,962.1

Total	$2,462.1

In January 2012, we retired the entire $350.0 million of our 6.375% Senior Notes at maturity.